FINANCIAL STATEMENT SCHEDULE I CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
CONDENSED STATEMENTS OF COMPREHENSIVE INCOME
Net income	$ 21,607	$ 12,111	$ 9,702
Other comprehensive income:
Comprehensive income attributable iKang Healthcare Group, Inc.	20,849	12,695	11,227
PARENT COMPANY
CONDENSED STATEMENTS OF COMPREHENSIVE INCOME
Net income	21,607	12,111	9,702
Other comprehensive income:
Other comprehensive income, foreign currency translation adjustment	(758)	584	1,525
Comprehensive income attributable iKang Healthcare Group, Inc.	$ 20,849	$ 12,695	$ 11,227